UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -------------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   7/14/2003
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            37
                                         ------------
Form 13F Information Table Value Total:  $120,513,379
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADTRAN INC COM                 COM              00738A106  1791214   34700          SOLE             SOLE      0    0
AMAZON COM INC COM             COM              023135106  6199824  170700          SOLE             SOLE      0    0
AMERICAN PHARMACEU PTN COM     COM              02886P109  5444340  160600          SOLE             SOLE      0    0
APOLLO GROUP INC CL A          COM              037604105  5388960   87200          SOLE             SOLE      0    0
APOLLO GROUP INC COM UNV       COM              037604204   296711    5900          SOLE             SOLE      0    0
PHOENX
BURLINGTON RES INC COM         COM              122014103  2443964   45200          SOLE             SOLE      0    0
CAREER EDUCATION CORP COM      COM              141665109  1297700   19000          SOLE             SOLE      0    0
CENTEX CORP COM                COM              152312104  5849808   75200          SOLE             SOLE      0    0
CHECKFREE CORP NEW COM         COM              162813109  1646400   58800          SOLE             SOLE      0    0
CITRIX SYS                     COM              177376100   160844    7900          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104  4014018   80700          SOLE             SOLE      0    0
COUNTRYWIDE FINANCIAL COM      COM              222372104  1474884   21200          SOLE             SOLE      0    0
COVENTRY HEALTH CARE COM       COM              222862104  2769600   60000          SOLE             SOLE      0    0
D R HORTON INC COM             COM              23331A109  5738020  204200          SOLE             SOLE      0    0
EBAY                           COM              278642103  6281600   60400          SOLE             SOLE      0    0
ENCANA CORP COM                COM              292505104  3541551   92300          SOLE             SOLE      0    0
EON LABS INC COM               COM              29412E100   509530   14500          SOLE             SOLE      0    0
EXPEDIA INC CL A               COM              302125109  3913596   51400          SOLE             SOLE      0    0
FIRST TENN NATL CORP COM       COM              337162101   324934    7400          SOLE             SOLE      0    0
GARMIN LTD                     COM              G37260109    91770    2300          SOLE             SOLE      0    0
HOVNANIAN ENTERPRISES CL A     COM              442487203  5918580  100400          SOLE             SOLE      0    0
HYPERION SOLUTIONS CP COM      COM              44914M104   111309    3300          SOLE             SOLE      0    0
INT'L GAME TECH                COM              459902102  2578716   25200          SOLE             SOLE      0    0
INTERACTIVECORP COM            COM              45840Q101  6627105  168500          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  1468025  451700          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  3202550  985400          SOLE             SOLE      0    0
(Restricted)
MID ATLANTIC MED SVCS COM      COM              59523C107  2139070   40900          SOLE             SOLE      0    0
NETSCREEN TECHNOLOGIES COM     COM              64117V107  6212780  278600          SOLE             SOLE      0    0
PACCAR                         COM              693718108  4783150   70600          SOLE             SOLE      0    0
PHARMACEUTICAL RES COM         COM              717125108  1683636   34600          SOLE             SOLE      0    0
POGO PRODUCING CO COM          COM              730448107   329175    7700          SOLE             SOLE      0    0
RYLAND GROUP INC COM           COM              783764103  6107200   88000          SOLE             SOLE      0    0
TARO PHARMACEUT INDS ORD       COM              M8737E108  6642121  120700          SOLE             SOLE      0    0
TEVA PHARMACEUTICLES           COM              881624209  6458150  113500          SOLE             SOLE      0    0
UCBH HOLDINGS INC COM          COM              90262T308   238127    8300          SOLE             SOLE      0    0
XTO ENERGY CORP COM            COM              98385X106      116       6          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  6834300  209000          SOLE             SOLE      0    0

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